Summary of Significant Accounting Policies - Estimates and Assumptions Impacting Fair Value of Series D Preferred Stock (Details) - $ / shares		3 Months Ended	12 Months Ended
	Apr. 10, 2020	Mar. 31, 2020	Dec. 31, 2019
Estimated future value of Series D redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated future value of Series D redeemable convertible preferred stock	$ 10.00	$ 10.00	$ 9.74
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rate	0.00%	0.05%	1.56%
Time to liquidity (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time to liquidity (years)	0 years	10 days	3 months 18 days